Debt (Details) - Part-18 - USD ($)									1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2024	Jan. 18, 2024	Nov. 28, 2023	Aug. 31, 2023	Aug. 10, 2023	May 30, 2023	Dec. 28, 2021	Mar. 18, 2021	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt [Line Items]
Issuance of convertible debentures										$ 500,000
Aggregate issuance cost										15,825	70,212	$ 128,583	$ 189,414
Percentage of accrued interest	6.00%
Gross proceeds debt											650,000	650,000	1,612,000
Loss on debt		$ 728,278			$ 441,618
Financing arrangement			$ 531,071
Payments to decrease			$ 56,800
Amortized issuance cost												671,719
Payments on loan payable										$ 1,032,540		1,923,474
Convertible Notes Payable [Member]
Debt [Line Items]
Conversion share price												$ 1,569,395
Loans Payable [Member]
Debt [Line Items]
Increased the effective rate			49.00%		41.00%	49.00%
Loss on Reacquired Debt [Member]
Debt [Line Items]
Loss on debt			$ 485,436
Convertible Debentures [Member]
Debt [Line Items]
Issuance of convertible debentures							$ 2,102,500	$ 2,102,500	$ 650,000				$ 1,612,000
Subordinated convertible percentage							6.00%	6.00%	6.00%				6.00%
Discount price percentage										25.00%		25.00%
Exceed term									5 years	5 years	5 years
Convertible debenture												$ 100,000	$ 3,714,500
Debenture issuance cost										$ 40,000		40,000
Aggregate issuance cost												7,996
Principal balance paid				$ 250,000
Investor principal balance	$ 100,000			100,000
Loans Payable [Member]
Debt [Line Items]
Debenture issuance cost						$ 50,000
Gross proceeds debt		549,185			$ 507,460	1,050,000
Fixed rate loan monthly payments		$ 86,214			$ 76,071	$ 57,346
Due payments period						Jun. 06, 2023
Increased the effective rate		52.00%
Original issuance discount						$ 441,000
Loan payable										$ 2,809,820		$ 2,063,058
Convertible Debenture Principal Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount				4,014,500
Convertible Debenture Interest Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount				$ 399,818
Convertible Debenture Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares)				14,953
Price per share (in Dollars per share)				$ 30
Class A Common Stock [Member] | Convertible Debenture Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debt conversion shares issued (in Shares)				14,953
Price per share (in Dollars per share)				$ 300
Forecast [Member]
Debt [Line Items]
Percentage of accrued interest	6.00%
IPO [Member]
Debt [Line Items]
Price per share (in Dollars per share)				40
IPO [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Price per share (in Dollars per share)				$ 400
Conversion share price				$ 1,569,395